COMMITMENTS AND CONTINGENT LIABILITIES (Tables)	12 Months Ended
Dec. 31, 2014
COMMITMENTS AND CONTINGENT LIABILITIES [Abstract]
Schedule of Future Minimum Payments under Operating Leases
2015	749
2016	604
2017	604
2018	604
2019	201
2,762